Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of awards vested expenses recognized			$ 6,792	¥ 47,284	¥ 24,561	¥ 8,275
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			7,662	53,338	0	0
Fair value of awards vested expenses recognized			6,792	¥ 47,284	¥ 24,561	¥ 8,275
Unrecognized share-based compensation expense			$ 4,748				¥ 33,056
Unrecognized share-based compensation expense estimated weighted-average period			2 years 7 months 9 days	2 years 7 months 9 days
Weighted average grant-date fair value per share, granted | ¥ / shares				¥ 50.18	¥ 45.72	¥ 10.34
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value per share, granted | (per share)			$ 6.48	¥ 45.09	¥ 54.69
Unrecognized share-based compensation cost			$ 9				¥ 64
2014 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period		4 years
Common shares reserved for issuance		5,500,000
Share available for grant			1,911				1,911
2014 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period		10 years
2017 Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period	4 years
Common shares reserved for issuance	6,015,137
Share available for grant			3,174,379				3,174,379
2017 Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period	10 years
2014 and 2017 Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards expiration period					10 years
2014 and 2017 Plans | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period					4 years
2014 and 2017 Plans | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period					1 year